Annual Total Returns	12 Months Ended
Dec. 31, 2024
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Prospectus [Line Items]
Annual Return [Percent]	17.52%
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Prospectus [Line Items]
Annual Return [Percent]	17.52%